INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 1,420,226	$ 1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(408,932)	(432,463)
Net minimum lease payments receivable	1,011,294	1,057,648
Estimated residual values of leased property (un-guaranteed)	278,152	278,152
Less: unearned income	(295,057)	(318,910)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	994,389	1,016,890
Less: deferred deemed equity contribution	(104,057)	(106,377)
Less: unamortized gains	(6,923)	(7,105)
Total investment in direct financing and sales-type leases	883,409	903,408
Current portion	44,978	45,148
Long-term portion	$ 838,431	$ 858,260